Financial Risk Management (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Carrying amount
Loans	€ (287,556)		€ (437,058)
Lease obligations	(151,863)		(189,140)	€ (176,823)
Contingent consideration			(311)
Trade accounts payable	(85,792)		(134,319)
Other financial liabilities	(5,430)		(23,960)
Total non-derivative financial liabilities	(530,643)		(784,787)
Interest rate swaps/FX forwards	(4,139)		(193)
Total derivative financial liabilities	(4,139)		(193)
Non-derivative financial liabilities
Loans	(301,238)		(448,999)
Lease obligations	(175,081)		(204,291)
Contingent consideration			(334)
Trade accounts payable	(85,792)		(134,319)
Other financial liabilities	(5,430)		(23,960)
Total non-derivative financial liabilities	(567,542)		(811,902)
Derivative financial liabilities
Interest rate swaps/FX forwards	(4,139)		(193)
Total derivative financial liabilities	(4,139)		(193)
Due in 1 year
Non-derivative financial liabilities
Loans	(7,911)		(133,666)
Lease obligations	(24,548)		(23,476)
Contingent consideration			(334)
Trade accounts payable	(85,792)		(134,319)
Other financial liabilities	(4,118)		(22,572)
Total non-derivative financial liabilities	(122,370)		(314,368)
Derivative financial liabilities
Interest rate swaps/FX forwards			(60)
Total derivative financial liabilities			(60)
Due in 2 - 5 years
Non-derivative financial liabilities
Loans	(196,055)		(159,790)
Lease obligations	(90,484)		(91,682)
Other financial liabilities	(1,312)		(1,387)
Total non-derivative financial liabilities	(287,851)		(252,860)
Derivative financial liabilities
Interest rate swaps/FX forwards			(133)
Total derivative financial liabilities			(133)
More than 5 years
Non-derivative financial liabilities
Loans	(97,272)		(155,542)
Lease obligations	(60,048)		(89,132)
Total non-derivative financial liabilities	€ (157,320)		(244,674)
Facility with European Investment Bank
Risks
Notional amount			€ 150,000
Senior secured RCF
Risks
Notional amount		€ 250,000